Other assets and other liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Other assets and other liabilities
end of	2Q22	1Q22	4Q21
Other assets (CHF million)
Cash collateral on derivative instruments	9,674	9,262	7,659
Cash collateral on non-derivative transactions	522	412	395
Derivative instruments used for hedging	73	0	212
Assets held-for-sale	7,559	8,679	8,020
of which loans [1]	7,515	8,642	7,924
allowance for loans held-for-sale	(3)	(46)	(44)
of which real estate [2]	44	36	94
of which long-lived assets	0	1	2
Premises, equipment and right-of-use assets	7,448	7,390	7,305
Assets held for separate accounts	96	96	98
Interest and fees receivable	2,959	3,012	2,884
Deferred tax assets	3,867	4,052	3,707
Prepaid expenses	1,259	1,335	509
of which cloud computing arrangement implementation costs	64	56	52
Failed purchases	1,041	1,111	1,307
Defined benefit pension and post-retirement plan assets	4,376	4,306	4,215
Other	5,062	4,732	4,920
of which digital asset safeguarding assets	31	–	–
Other assets	43,936	44,387	41,231
Other liabilities (CHF million)
Cash collateral on derivative instruments	5,065	5,016	5,533
Cash collateral on non-derivative transactions	892	536	528
Derivative instruments used for hedging	4	115	10
Operating leases liabilities	2,536	2,611	2,591
Provisions	2,612	2,187	1,925
of which expected credit losses on off-balance sheet credit exposures	248	255	257
Restructuring liabilities	30	25	19
Liabilities held for separate accounts	96	96	98
Interest and fees payable	3,894	3,823	3,969
Current tax liabilities	641	648	685
Deferred tax liabilities	1,043	793	754
Failed sales	1,731	1,532	1,736
Defined benefit pension and post-retirement plan liabilities	349	351	353
Other	4,169	4,245	4,443
of which digital asset safeguarding liabilities	31	–	–
Other liabilities	23,062	21,978	22,644
1 Included as of the end of 2Q22, 1Q22 and 4Q21 were CHF 246 million, CHF 288 million and CHF 391 million, respectively, in restricted loans, which represented collateral on secured borrowings.
2
As of the end of 2Q22, 1Q22 and 4Q21, real estate held-for-sale included foreclosed or repossessed real estate of CHF 27 million, CHF 8 million and CHF 8 million, respectively, of which CHF 27 million, CHF 8 million and CHF 8 million, respectively were related to residential real estate.

Bank
Other assets and other liabilities
end of	6M22	2021
Other assets (CHF million)
Cash collateral on derivative instruments	9,674	7,659
Cash collateral on non-derivative transactions	522	395
Derivative instruments used for hedging	73	212
Assets held-for-sale	7,559	8,020
of which loans [1]	7,515	7,924
allowance for loans held-for-sale	(3)	(44)
of which real estate [2]	44	94
of which long-lived assets	0	2
Premises, equipment and right-of-use assets	6,302	6,140
Assets held for separate accounts	96	98
Interest and fees receivable	2,985	2,934
Deferred tax assets	3,825	3,666
Prepaid expenses	1,113	394
of which cloud computing arrangement implementation costs	58	46
Failed purchases	1,041	1,307
Defined benefit pension and post-retirement plan assets	924	974
Other	5,111	4,916
of which digital asset safeguarding assets	31	–
Other assets	39,225	36,715
Other liabilities (CHF million)
Cash collateral on derivative instruments	5,102	5,533
Cash collateral on non-derivative transactions	892	528
Derivative instruments used for hedging	4	10
Operating leases liabilities	1,833	1,861
Provisions	2,598	1,912
of which expected credit losses on off-balance sheet credit exposures	248	257
Restructuring liabilities	29	19
Liabilities held for separate accounts	96	98
Interest and fees payable	3,887	3,930
Current tax liabilities	628	671
Deferred tax liabilities	358	122
Failed sales	1,731	1,736
Defined benefit pension and post-retirement plan liabilities	339	343
Other	4,320	4,546
of which digital asset safeguarding liabilities	31	–
Other liabilities	21,817	21,309
1 Included as of the end of 6M22 and 2021 were CHF 246 million and CHF 391 million, respectively, in restricted loans, which represented collateral on secured borrowings.
2
As of the end of 6M22 and 2021, real estate held-for-sale included foreclosed or repossessed real estate of CHF 27 million and CHF 8 million, respectively, of which CHF 27 million and CHF 8 million, respectively, were related to residential real estate.